Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021
Accounting Policies [Line Items]
Summary of Basic And Diluted Net Income (Loss) Per Ordinary Share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period July 8, 2020 (Inception) Through March 31, 2021
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Class A Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$32,396
Less: interest available to be withdrawn for payment of taxes	(32,396)

Net income attributable	$—

Denominator: Weighted Average Class A Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common stock subject to possible redemption	2,317,710

Basic and diluted net income per share, Class A Common stock subject to possible redemption	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(29,637,673)
Add: Net loss allocable to Class A Common stock subject to possible redemption	—

For the Period July 8, 2020 (Inception) Through March 31, 2021
Non-Redeemable Net Loss	$(29,637,673)

Denominator: Weighted Average Non-redeemable Common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	6,498,571

Basic and diluted net loss per share, Non-redeemable common stock	$(4.56)

Barkbox Inc [Member]
Accounting Policies [Line Items]
Summary of assets and liabilities are measured at fair value on a recurring basis
The following summarizes assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy (in thousands):

	As of March 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities
Preferred stock warrant liabilities (1)	$—	$—	$133	$133
Derivative liabilities (2)	—	—	4,883	4,883

	$—	$—	$5,016	$5,016

	As of March 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Preferred stock warrant liabilities (1)	$—	$—	$127	$127
Derivative liabilities (2)	—	—	$2,805	$2,805

	$—	$—	$2,932	$2,932

(1)	Included in accrued and other current liabilities.
(2)	Included in other long-term liabilities.

Summary of Level 3 liabilities carried at fair value on a recurring basis
A summary of the activity of the Level 3 liabilities carried at fair value on a recurring basis for the years ended March 31, 2021 and 2020 is as follows:

	2021	2020
Balance—beginning of period	$2,932	$336
Fair value at issuance	1,153	2,692
Change in fair value	931	(96)

Balance—end of period	$5,016	$2,932

Summary of estimated useful lives for significant property and equipment
The estimated useful lives for significant property and equipment categories are as follows:

Asset Class	Useful Life
Computer equipment, software, and domain names	3 years
Warehouse machinery and equipment	5 years
Furniture and fixtures	5 years
Leased equipment and leasehold improvements	Shorter of remaining lease term or estimated useful life